Derivatives and Hedging (Tables)	12 Months Ended
Oct. 29, 2017
Derivatives and hedging
Schedule of fair values of derivative instruments

Fair Value(1)
(in thousands)	Location on Consolidated Statements of Financial Position	October 29, 2017	October 30 2016
Asset derivatives
Derivatives designated as hedges Commodity contracts	Other current assets	$ 326	$ (194)

Derivatives not designated as hedges Commodity contracts	Other current assets	–	144

Total asset derivatives		$ 326	$ (50)

(1)

Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note M “Fair Value Measurements” for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Schedule of gains or losses (before tax) related to derivative instruments

Cash Flow Hedges	Gain/(Loss) Recognized in AOCL (Effective Portion)(1)		Location on Consolidated Statements of Operations	Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)(1)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2)(4)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 29, 2017	October 30, 2016		October 29, 2017	October 30, 2016	October 29, 2017	October 30, 2016
Commodity contracts	$ (1,393)	$ 6,852	Cost of products sold	$ 5,994	$ (1,310)	$ 156	$ (14,591)

Fair Value Hedges	Location on Consolidated Statements of Operations	Gain/(Loss) Recognized in Earnings (Effective Portion)(3)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2)(5)
		Fiscal Year Ended		Fiscal Year Ended
		October 29, 2017	October 30, 2016	October 29, 2017	October 30, 2016
Commodity contracts	Cost of products sold	$ (327)	$ 1,796	$ 267	$ 4,849

Derivatives Not Designated as Hedges	Location on Consolidated Statements of Operations	Gain/(Loss) Recognized in Earnings
Fiscal Year Ended
		October 29, 2017	October 30, 2016
Commodity contracts	Cost of products sold	$ (408)	$ (796)

(1)	Amounts represent gains or losses in AOCL before tax. See Note J for the after tax impact of these gains or losses on net earnings.
(2)

There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year. Fiscal 2016 includes the mark-to-market impact on certain corn futures contracts which resulted from a temporary suspension of hedge accounting due to market volatility.

(3)

Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(4)	There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.
(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

Derivatives not designated as hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 29, 2017	October 30, 2016
Corn	–	4.0 million bushels
Soybean meal	–	11,000 tons

Cash Flow Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 29, 2017	October 30, 2016
Corn	11.5 million bushels	22.4 million bushels
Lean hogs	0.3 million cwt	–

Fair Value Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 29, 2017	October 30, 2016
Corn	4.1 million bushels	3.6 million bushels
Lean hogs	0.4 million cwt	0.2 million cwt